UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   February 17, 2024 to March 15, 2024

Commission File Number of issuing entity:  333-257991-08

Central Index Key Number of issuing entity:  0001996001

BANK5 2023-5YR4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-257991

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5613
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4297049
38-4297050
38-7292554
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-3			X
A-3-1			X
A-3-2			X
A-3-X1			X
A-3-X2			X
X-A			X
A-S			X
A-S-1			X
A-S-2			X
A-S-X1			X
A-S-X2			X
B			X
B-1			X
B-2			X
B-X1			X
B-X2			X
C			X
C-1			X
C-2			X
C-X1			X
C-X2			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on March 27, 2024 (SEC Accession No. 0001888524-24-004514) (the "Original 10-D"). The purpose of this amendment is to include a corrected link to the ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on February 29, 2024 under Commission File No. 333-257991-08).  The Form 10-D filed on February 29, 2024 with respect to the February 16, 2024 distribution included a non-functioning link to the ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on February 29, 2024 under Commission File No. 333-257991-08). Pursuant to 17 CFR § 232.105(d)(2), the correct link to the ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on February 29, 2024 under Commission File No. 333-257991-08) for the Form 10-D filed on February 29, 2024 is included herein under Item 10.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 15, 2024 a distribution was made to holders of the certificates issued by BANK5 2023-5YR4.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by BANK5 2023-5YR4 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from February 17, 2024 to March 15, 2024.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on February 8, 2024. The CIK number for the Depositor is 0000850779.

Morgan Stanley Mortgage Capital Holdings LLC ("Morgan Stanley"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2024. The Central Index Key number for Morgan Stanley is 0001541557.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 8, 2024. The Central Index Key number for Wells Fargo is 0000740906.

Bank of America, National Association ("Bank of America"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2024. The Central Index Key number for Bank of America is 0001102113.

JPMorgan Chase Bank, National Association ("JPM"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 9, 2024. The Central Index Key number for JPM is 0000835271.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 27, 2024 under Commission File No. 333-257991-08 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 27, 2024 under Commission File No. 333-257991-08 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for BANK5 2023-5YR4, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	02/16/2024	$0.00
Current Distribution Date	03/15/2024	$0.00

*REO Account
Prior Distribution Date	02/16/2024	$0.00
Current Distribution Date	03/15/2024	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BANK5 2023-5YR4, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	02/16/2024	$163,617.72
Current Distribution Date	03/15/2024	$7,372.82

Interest Reserve Account
Prior Distribution Date	02/16/2024	$155,736.41
Current Distribution Date	03/15/2024	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	02/16/2024	$0.00
Current Distribution Date	03/15/2024	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by BANK5 2023-5YR4, relating to the March 15, 2024 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 27, 2024 under Commission File No. 333-257991-08  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 27, 2024 under Commission File No. 333-257991-08  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on February 29, 2024 under Commission File No. 333-257991-08 and incorporated by reference in the registrant’s Form 10-D filed under Commission File No. 333-257991-08 on February 29, 2024).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony J. Sfarra
Anthony J. Sfarra, President

Date: March 28, 2024